RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF CASH FLOWS Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 16,719	$ 25,692	$ 25,574	$ 25,963	$ 5,210
Restricted Cash and Cash Equivalents, Current	241	168	180	212	283
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 16,960	$ 25,860	$ 25,754	26,175	5,493	$ 33,137
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and Cash Equivalents, at Carrying Value				25,963	5,210
Restricted Cash and Cash Equivalents, Current				212	283
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total				26,175	5,493	33,137
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and Cash Equivalents, at Carrying Value				0	0
Restricted Cash and Cash Equivalents, Current				0	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total				$ 0	$ 0	$ 0